Schedule of Contract Assets (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Contract Assetsliabilities
Revenue recognized to date	$ 14,079,237	$ 18,772,315	$ 26,612,224
Less: Progress billings to date	(11,224,091)	(14,965,455)	(21,105,331)
Less: Credit losses	(115,558)	(154,077)	(396,528)
Contract assets, current	$ 2,739,588	$ 3,652,783	$ 5,110,365